Unaudited Interim Consolidated Statements of Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
REVENUES:
Voyage revenues	$ 85,379	$ 71,171
EXPENSES:
Voyage expenses (including related party)	(1,464)	(1,341)
Vessel operating expenses	(13,020)	(11,474)
General and administrative expenses (including related party)	(1,074)	(939)
Management fees-related party	(2,983)	(2,400)
Depreciation	(15,111)	(12,003)
Operating income	51,727	43,014
OTHER INCOME/(EXPENSES):
Interest and finance costs	(17,405)	(13,848)
Interest income	0	34
Other, net	(221)	(19)
Total other expenses	(17,626)	(13,833)
Partnership's Net Income	34,101	29,181
Common unitholders' interest in Net Income	17,715	16,823
Preferred unitholders' interest in Net Income	3,375	0
Subordinated unitholders' interest in Net Income	12,946	12,295
General Partner's interest in Net Income	$ 65	$ 63
Earnings per unit, basic and diluted:
Common unit (basic and diluted)	$ 0.86	$ 0.82
Weighted average number of units outstanding, basic and diluted:
Common units	20,505,000	20,505,000